BORROWINGS - 2022 and 2025 Notes (Details) R in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 USD ($)	Apr. 11, 2019 ZAR (R)	Sep. 19, 2018 USD ($)	Jun. 27, 2017 USD ($) item	Jul. 31, 2018 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Deferred revenue advance received	R 1,100.0	$ 125.0	R 1,750.0			$ 500.0	R 770.6	R 2,859.3	R 6,555.4
Balance at beginning of period							23,736.2	24,504.7	25,649.5
Loans raised							16,289.2	18,981.7	17,130.2
Loans repaid							(18,335.1)	(22,008.3)	(21,231.5)
Interest charge							1,289.9	1,444.9	1,572.5
Accrued interest paid							(866.3)	(777.7)	(907.2)
Unwinding of amortised cost							393.2	374.4	538.3
Gain on derecognition of borrowings									(179.7)
Foreign currency translation							2,150.2	(779.9)	3,367.2
Balance at end of period							18,382.6	23,736.2	24,504.7
BTT streaming revenue
Disclosure of detailed information about borrowings [line items]
Deferred revenue advance received | $				$ 500.0						$ 50.0
2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Number of tranches | item					2
Bond purchase price | $				345.0
Face amount of debt | $				$ 349.0
Balance at beginning of period							9,609.8	9,808.7	12,597.7
Loans repaid									(5,107.4)
Interest charge							741.6	672.2	795.5
Accrued interest paid							(763.5)	(664.9)	(836.6)
Unwinding of amortised cost							58.6	47.9	196.7
Gain on derecognition of borrowings									(128.8)
Foreign currency translation							445.4	(239.5)	2,209.4
Balance at end of period							R 10,135.7	R 9,609.8	R 9,808.7
US$500 million 6.125$% June 2022 Senior Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					6.125%						6.125%
Face amount of debt | $					$ 500.0						$ 353.7
Debt term							5 years
US$550 million 7.125$% Senior Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					7.125%						7.125%
Face amount of debt | $					$ 550.0						$ 346.9
Debt term							8 years